Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Consumer Staples Portfolio
September 30, 2021
VCSP-NPRT3-1121
1.856924.114
Common Stocks - 99.2%
	Shares	Value ($)
Beverages - 29.1%
Brewers - 0.7%
Boston Beer Co., Inc. Class A (a)	2,000	1,019,500
Molson Coors Beverage Co. Class B	14,000	649,320
		1,668,820
Distillers & Vintners - 2.5%
Constellation Brands, Inc. Class A (sub. vtg.)	18,700	3,939,903
Diageo PLC	42,872	2,075,648
		6,015,551
Soft Drinks - 25.9%
Coca-Cola Bottling Co. Consolidated	300	118,254
Keurig Dr. Pepper, Inc.	191,500	6,541,640
Monster Beverage Corp. (a)	123,400	10,961,622
PepsiCo, Inc.	71,606	10,770,258
The Coca-Cola Co.	655,838	34,411,820
		62,803,594
TOTAL BEVERAGES		70,487,965
Food & Staples Retailing - 9.5%
Drug Retail - 0.1%
Walgreens Boots Alliance, Inc.	7,800	366,990
Food Distributors - 2.7%
Performance Food Group Co. (a)	8,800	408,848
Sysco Corp.	17,200	1,350,200
U.S. Foods Holding Corp. (a)	134,800	4,672,168
		6,431,216
Food Retail - 0.4%
Grocery Outlet Holding Corp. (a)(b)	27,000	582,390
Sovos Brands, Inc.	19,882	277,354
		859,744
Hypermarkets & Super Centers - 6.3%
BJ's Wholesale Club Holdings, Inc. (a)	32,200	1,768,424
Walmart, Inc.	97,304	13,562,232
		15,330,656
TOTAL FOOD & STAPLES RETAILING		22,988,606
Food Products - 17.8%
Agricultural Products - 1.7%
Bunge Ltd.	28,100	2,285,092
Darling Ingredients, Inc. (a)	24,800	1,783,120
		4,068,212
Packaged Foods & Meats - 16.1%
Conagra Brands, Inc.	71,400	2,418,318
JDE Peet's BV	27,600	824,546
Laird Superfood, Inc. (b)	24,300	463,644
Lamb Weston Holdings, Inc.	123,900	7,603,743
McCormick & Co., Inc. (non-vtg.)	21,500	1,742,145
Mondelez International, Inc.	276,400	16,080,952
Post Holdings, Inc. (a)	14,800	1,630,368
Sanderson Farms, Inc.	1,100	207,020
TreeHouse Foods, Inc. (a)(b)	144,600	5,766,648
Tyson Foods, Inc. Class A	30,700	2,423,458
		39,160,842
TOTAL FOOD PRODUCTS		43,229,054
Hotels, Restaurants & Leisure - 0.9%
Restaurants - 0.9%
Compass Group PLC (a)	109,700	2,243,494
Household Durables - 0.1%
Housewares & Specialties - 0.1%
Tupperware Brands Corp. (a)	9,100	192,192
Household Products - 26.9%
Household Products - 26.9%
Energizer Holdings, Inc. (b)	96,800	3,780,040
Kimberly-Clark Corp.	87,300	11,562,012
Procter & Gamble Co.	293,507	41,032,277
Reckitt Benckiser Group PLC	9,659	758,813
Reynolds Consumer Products, Inc. (b)	175,190	4,789,695
The Clorox Co.	20,300	3,361,883
		65,284,720
Media - 0.4%
Advertising - 0.4%
Advantage Solutions, Inc. Class A (a)	100,200	866,730
Personal Products - 3.0%
Personal Products - 3.0%
Estee Lauder Companies, Inc. Class A	1,300	389,909
Herbalife Nutrition Ltd. (a)	106,900	4,530,422
Olaplex Holdings, Inc.	4,800	100,800
Shiseido Co. Ltd.	8,300	557,839
The Honest Co., Inc. (a)	171,314	1,689,327
		7,268,297
Tobacco - 11.5%
Tobacco - 11.5%
Altria Group, Inc.	342,296	15,581,314
Philip Morris International, Inc.	121,234	11,491,771
RLX Technology, Inc. ADR (b)	183,300	828,516
		27,901,601
TOTAL COMMON STOCKS (Cost $188,845,330)		240,462,659

Convertible Bonds - 0.0%
	Principal Amount (c)	Value ($)
Food & Staples Retailing - 0.0%
Food Retail - 0.0%
The Real Good Food Co. LLC 1% (d)(e)(f) (Cost $100,000)	100,000	100,000

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g)	287,515	287,573
Fidelity Securities Lending Cash Central Fund 0.06% (g)(h)	6,227,022	6,227,645
TOTAL MONEY MARKET FUNDS (Cost $6,515,218)		6,515,218

TOTAL INVESTMENT IN SECURITIES - 101.9% (Cost $195,460,548)	247,077,877
NET OTHER ASSETS (LIABILITIES) - (1.9)%	(4,635,669)
NET ASSETS - 100.0%	242,442,208

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Amount is stated in United States dollars unless otherwise noted.
(d)	Security is perpetual in nature with no stated maturity date.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $100,000 or 0.0% of net assets.

(f)	Level 3 security
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
The Real Good Food Co. LLC 1%	5/07/21	100,000

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	687,981	14,242,001	14,642,409	96	-	-	287,573	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	1,354,920	38,448,470	33,575,745	7,562	-	-	6,227,645	0.0%
Total	2,042,901	52,690,471	48,218,154	7,658	-	-	6,515,218

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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